FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule Of Net Fixed Assets
	December 31,
	2017	2016
	US Dollars in thousands
Cost:
Machinery and equipment	36,890	32,751
Leasehold improvements	9,044	8,124
Motor vehicles	74	46
Office furniture and equipment	260	234

	46,268	41,155
Accumulated depreciation:

Machinery and equipment	(29,805)	(25,890)
Leasehold improvements	(7,625)	(6,598)
Motor vehicles	(48)	(37)
Office furniture and equipment	(204)	(177)
	(37,682)	(32,702)

Depreciated cost	8,586	8,453